GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2012
GENERAL AND ADMINISTRATIVE EXPENSES
Schedule of general and administrative expenses

        General and administrative expenses for the years ended December 31, 2012, 2011 and 2010, comprised the following:

	2012	2011	2010
Salaries and social contributions	$1,321,591	$1,230,564	$1,174,482
Rent	435,517	389,142	338,301
General and administrative	261,480	277,863	251,097
Repair and maintenance	209,304	202,206	180,810
Taxes other than income	207,017	171,778	144,322
Billing and data processing	58,889	62,508	75,960
Consulting expenses	48,361	58,409	61,431
Inventory obsolescence	25,970	30,160	27,825
Insurance	5,849	6,533	7,456
Business acquisitions related costs	6,092	7,089	12,737

Total	$2,580,070	$2,436,252	$2,274,421